Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS
The Group’s financial instruments include cash and cash equivalent, restricted cash, receivables, short-term investments, prepayments and other current assets, payables, short-term loans, amounts due from and due to related parties, liability award in accrued expenses and other current liabilities. The carrying amounts of the short-term financial instruments, except for those subject to fair value measurement, approximate their fair value due to their short-term nature and the interest rates of short-term time deposits and loans are comparable to prevailing interest rates in the market.
As of December 31, 2020 and 2021, the time deposits included in the short-term investments are with original maturities of longer than three months but less than one year. The carrying amount of the time deposits was approximately the fair value as their interest rates are comparable to the prevailing interest rates in the market.
As of December 31, 2020 and 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2020	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level2)	Significant Unobservable Inputs (Level3)
	RMB	RMB	RMB	RMB
Exchange traded fund products	331,092	331,092	—	—
Wealth management products	18,000	—	18,000	—
Foreign currency forward contracts	11,798	—	11,798	—

As of December 31, 2021	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level2)	Significant Unobservable Inputs (Level3)
	RMB	RMB	RMB	RMB
Exchange traded fund products	2,013,340	2,013,340	—	—
Wealth management products	30,000	—	30,000	—
Foreign currency forward contracts	914	—	914	—

The fair value of wealth management products are the suggested redemption price provided by the investment bank that sells such financial products. The fair value of foreign currency forward contracts, which are accounted for as derivatives and included in other current assets, is estimated based on risk-free interest rate (per annum) and market forward exchange rate. They are observable and market-based inputs but not quoted prices in active markets for identical assets. The total gain recognized for change in fair values is nil, RMB18,140 and

RMB23,967
for the year ended December 31, 2019, 2020 and 2021, respectively.
During the second quarter of 2019, the Group recorded an impairment loss of RMB710 million in relation to loans provided to a private company based on an analysis of the financial condition of the entity. The Group estimated the fair value of the loans based on estimated future cash flows and recorded the impairment accordingly.
The Group determines the fair values of stock options classified as liabilities with the assistance of a third party valuation firm. Key assumptions used in determining the fair values of stock options include expected volatility, risk-free interest rate (per annum), exercise multiples, and fair values of underlying ordinary shares. (
see
note
20
)
The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurement of fair value. An impairment charge to these investments is recorded when the carry amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative under ASU
2016-01,
Recognition and Measurement of Financial Assets and Liabilities, (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. During the years ended December 31, 2020 and 2021, the Group determined that certain of its equity investments were impaired based on future cash flows projection and recorded impairment charges of RMB22,030 and RMB111,567, respectively.
Certain
non-financial
assets are measured at fair value on a nonrecurring basis, including property and equipment, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other assumptions to the discounted cash flow valuation methodology. During the years ended December 31, 2019, 2020 and 2021, the Group did not recognize any impairment of property and equipment, goodwill and intangible assets.